Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2019
Financial risk management, objective and policies
Schedule of credit risk exposure by type

	March 31,
	2018	2019
Trade and other receivables	3,976,751	4,921,270
Term deposits and other financial assets	1,272,970	1,295,448
Total	5,249,721	6,216,718

Schedule of trade and other receivables, by maturity

	March 31,
	2018	2019
0 - 30 days	2,906,073	3,569,845
31 - 90 days	568,903	929,721
91 - 180 days	281,749	177,769
More than 180 days	220,026	243,935
Total	3,976,751	4,921,270

Schedule of financial liabilities by type

As at March 31, 2018

	Carrying	Contractual	Within		More than
	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	46,123	52,991	17,624	35,367	—
Finance lease liabilities	8,913	10,300	5,819	4,481	—
Trade and other payables	5,049,630	5,049,630	5,049,630	—	—
Term loan	796,794	882,490	554,189	328,301	—
Other Current liabilities	1,390,068	1,390,068	1,390,068	—	—
Total	7,291,528	7,385,479	7,017,330	368,149	—

As at March 31, 2019

	Carrying	Contractual	Within		More than
	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	39,208	44,061	18,420	25,641	—
Finance lease liabilities	4,103	4,605	3,534	1,071	—
Trade and other payables	5,268,046	5,268,046	5,264,949	3,097	—
Term loan	335,752	372,613	372,613	—	—
Bank overdraft	797,343	797,343	797,343	—	—
Other Current liabilities	1,664,215	1,664,215	1,664,215	—	—
Total	8,108,667	8,150,883	8,121,074	29,809	—

*     Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2018	2019
5% strengthening/weakening of USD against INR	7,561	10,256

5% strengthening/weakening of Euro against INR	2,319	2,245

5% strengthening/weakening of GBP against INR	1,971	930